Noncontrolling Interests	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest Items [Abstract]
Noncontrolling Interests

24. Noncontrolling Interests

WES is a limited partnership formed by Anadarko to acquire, own, develop, and operate midstream assets. During 2016, WES issued 22 million Series A Preferred units to private investors for net proceeds of $687 million and issued 1.3 million common units to the Company. Proceeds from these issuances were primarily used to acquire interests in Springfield Pipeline LLC from the Company. Pursuant to an agreement between WES and the holders of the Series A Preferred units, 50% of the Series A Preferred units converted into WES common units on a one-for-one basis on March 1, 2017, and all remaining Series A Preferred units converted on May 2, 2017.
WES Class C units issued to Anadarko will convert into WES common units on a one-for-one basis on the conversion date, which was extended in February 2017 from December 31, 2017, to March 1, 2020. The Class C units receive quarterly distributions in the form of additional Class C units until conversion into WES common units. All outstanding WES Class C units will convert into WES common units on a one-for-one basis immediately prior to the closing of the WES Merger, if completed. If the WES Merger is not completed, the conversion will occur on March 1, 2020, unless WES elects to convert such units earlier or Anadarko extends the conversion date. WES distributed 1.1 million Class C units to Anadarko during 2018, and 886 thousand Class C units to Anadarko during 2017, and 946 thousand Class C units to Anadarko during 2016. See Midstream Asset Sale and WES Merger below.
WGP is a limited partnership formed by Anadarko to own interests in WES. Anadarko sold 12.5 million WGP common units to the public for net proceeds of $476 million in 2016. In June 2018, Anadarko settled 9.2 million outstanding TEUs, originally issued in 2015, in exchange for approximately 8.2 million WGP common units. For additional disclosure of the TEU effect on noncontrolling interests, see Note 12—Tangible Equity Units. At December 31, 2018, Anadarko’s ownership interest in WGP consisted of a 77.8% limited partner interest and the entire non-economic general partner interest. The remaining 22.2% limited partner interest in WGP was owned by the public.
At December 31, 2018, WGP’s ownership interest in WES consisted of a 29.6% limited partner interest, the entire 1.5% general partner interest, and all of the WES incentive distribution rights. At December 31, 2018, Anadarko also owned a 9.7% limited partner interest in WES through other subsidiaries’ ownership of common and Class C units. The remaining 59.2% limited partner interest in WES was owned by the public.

Midstream Asset Sale and WES Merger At the end of 2018, Anadarko announced the planned contribution and sale of substantially all of its midstream assets not owned by WES, which are largely associated with Anadarko's two premier U.S. onshore oil plays in the Delaware and DJ basins, to WES for approximately $4.0 billion, with approximately $2.0 billion of cash proceeds and the balance to be paid in WES common units. Additionally, at the end of 2018, WES announced that a wholly owned subsidiary of WGP will merge with and into WES, with WES continuing as the surviving entity and a subsidiary of WGP, which will result in a simplified midstream structure. Under the terms of the WES Merger, WGP will acquire all of the outstanding publicly held common units of WES and substantially all of the WES common units owned by Anadarko, including the Class C units, which will be converted into WES common units immediately prior to the transaction, in a unit-for-unit, tax-free exchange. WES will survive as a partnership with no publicly traded equity, owned 98% by WGP and 2% by Anadarko. WES will remain the borrower for all existing debt, is expected to remain the borrower for all future debt, and will remain the owner of all operating assets and equity investments. Anadarko will maintain operating control of WGP, with approximately 55.5% pro forma ownership of the combined entity. The WES Merger closed in the first quarter of 2019 concurrently with the asset contribution and sale.